Income Tax, Effective income tax rate reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax [Abstract]
Consolidated profit/(loss) before taxes	$ (11,776)	$ 25,302	$ 41,751
Average statutory tax rate	25.00%	25.00%	25.00%
Corporate income tax at average statutory tax rate	$ 2,944	$ (6,326)	$ (10,438)
Income tax of associates, net	5,366	3,076	128
Differences in statutory tax rates	(4,296)	(3,359)	(94)
Unrecognized NOLs and deferred tax assets	(10,944)	(11,232)	(37,183)
Purchase of Liberty Interactive's equity interest in Solana	0	0	36,352
Other permanent differences	3,957	(4,052)	(8,895)
Other non-taxable income/(expense)	12,662	(14,327)	(4,747)
Total income tax (expense)/income	$ 9,689	$ (36,220)	$ (24,877)
Effective tax rate		25.00%	25.00%